Compensation and benefits	6 Months Ended
Jun. 30, 2013
Compensation and benefits
Note 11 Compensation and benefits

in	2Q13	1Q13	2Q12	6M13	6M12
Compensation and benefits (CHF million)
Salaries and variable compensation	2,504	2,611	2,571	5,115	5,885
Social security	229	222	247	451	466
Other [1]	240	191	187	431	365
Compensation and benefits [2]	2,973	3,024	3,005	5,997	6,716
1 Includes pension and other post-retirement expense of CHF 157 million, CHF 110 million, CHF 129 million, CHF 267 million and CHF 241 million in 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.
2
Includes severance and other compensation expense relating to headcount reductions of CHF 90 million, CHF 67 million, CHF 123 million, CHF 157 million and CHF 168 million as of 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.